CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ (DEFICIT) EQUITY - ION (Unaudited) (Parenthetical)	Dec. 31, 2020 shares
Class B ordinary shares | ION Acquisition Corp 2 LTD
Shares subject to forfeiture (in shares)	825,000